COMMITMENTS AND CONTINGENCIES (Details)								3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2024 USD ($)	Apr. 22, 2024 USD ($) $ / shares shares	Apr. 21, 2024 USD ($)	Dec. 15, 2023	Dec. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) item $ / shares	Dec. 31, 2023 USD ($) item $ / shares	Apr. 26, 2024 USD ($)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item									3	3
Underwriting cash discount per unit (in percentage)							1.0
Underwriting fees							$ 2,875,000
Deferred underwriting discount per unit (in percentage)									3.5	3.5
Deferred underwriting commissions							$ 10,062,500		$ 10,062,500	$ 10,062,500		$ 10,062,500
Stock issued (in shares) | shares							431,250
Aggregate purchase price							$ 3,456,652
Representative shares per share | $ / shares							$ 8.02
Aggregate fair value								$ 8,758,683		8,758,683
Excise tax liability recorded									$ 2,523,150	$ 2,523,150
Percentage of beneficial ownership held									10.00%	10.00%
Percentage of aggregate reserve size under Equity Incentive Plan and ESPP		20.00%
Evergreen percentage for equity incentive plan		7.00%
Base purchase price		$ 767,000,000	$ 700,000,000
Shares considered for calculating proportionate shares | shares		325,000
EF Hutton
COMMITMENTS AND CONTINGENCIES
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
Jefferies LLC | Blaize Holdings, Inc.
COMMITMENTS AND CONTINGENCIES
Advisory fees payable	$ 4,500,000
Advisory agreement, right of first refusal period	12 months
Maximum percentage of customary compensation offset against deferred transaction fee	25.00%
Jefferies LLC | Blaize Holdings, Inc. | Maximum
COMMITMENTS AND CONTINGENCIES
Advisory fees deferred	$ 1,000,000
Class A common stock subject to possible redemption
COMMITMENTS AND CONTINGENCIES
Number of shares redeemed | shares					2,285,040	22,119,297
Value of shares redeemed					$ 24,539,002	$ 227,776,035
Excise tax liability recorded									$ 2,523,150	$ 2,523,150
Percentage of shares redeemed				1.00%		1.00%
Subsequent Event
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate reserve size under Equity Incentive Plan and ESPP		20.00%
Evergreen percentage for equity incentive plan		7.00%
Base purchase price		$ 767,000,000	$ 700,000,000
Shares considered for calculating proportionate shares | shares		325,000
Subsequent Event | EF Hutton
COMMITMENTS AND CONTINGENCIES
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
Sponsor
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price									$ 25,000	$ 25,000
Number of shares agreed to forfeit by sponsor to be effective immediately prior to business combination | shares		2,000,000
Sponsor | Subsequent Event
COMMITMENTS AND CONTINGENCIES
Number of shares agreed to forfeit by sponsor to be effective immediately prior to business combination | shares		2,000,000
Lock up Agreement | Merger Agreement
COMMITMENTS AND CONTINGENCIES
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination									150 days	150 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences									20 days	20 years
Lock up Agreement | Merger Agreement | Class A common stock subject to possible redemption
COMMITMENTS AND CONTINGENCIES
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares									$ 12.00	$ 12.00
Backstop Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Backstop amount		$ 30,000,000
Backstop Subscription Agreement | Sponsor
COMMITMENTS AND CONTINGENCIES
Backstop amount		$ 30,000,000
Price per share | $ / shares		$ 10.00
Non-Redemption Agreements | Founder Shares
COMMITMENTS AND CONTINGENCIES
Maximum number of shares transferred in exchange for non-redeemed shares | shares						1,149,412
Aggregate fair value						$ 8,758,683
Fair value per share | $ / shares						$ 7.62
Non-Redemption Agreements | Founder Shares | Probability of a successful business combination
COMMITMENTS AND CONTINGENCIES
Measurement input						75
Non-Redemption Agreements | Founder Shares | Implied volatility
COMMITMENTS AND CONTINGENCIES
Measurement input						4.16
Non-Redemption Agreements | Founder Shares | Value per shares as of the valuation date
COMMITMENTS AND CONTINGENCIES
Measurement input | $ / shares						10.24